Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization [Abstract]
Organization

1. Organization

Q Therapeutics, Inc. (formerly Q Holdings, Inc.) is a development stage biopharmaceutical company headquartered in Salt Lake City, Utah. The Company is engaged in developing adult progenitor cell therapies to treat debilitating diseases of the central nervous system. Q Therapeutics, Inc. was formed October 27, 2005 as a Delaware corporation. The Company’s operating subsidiary, Q Therapeutic Products, Inc., was formed on March 28, 2002 as a Delaware corporation. The Company’s first product candidate, Q-Cells®, is a cell-based therapeutic intended to restore or preserve normal activity of neurons by providing essential support functions that occur in healthy central nervous system tissues. The Company believes that Q-Cells may be applicable to a wide range of central nervous system diseases, including demyelinating conditions such as multiple sclerosis, transverse myelitis, cerebral palsy and stroke, as well as other neurodegenerative diseases and injuries, such as ALS (Lou Gehrig’s disease), spinal cord injury, Parkinson’s disease and Alzheimer’s disease.

1. Organization

Q Therapeutics, Inc. (formerly Q Holdings, Inc.) is a development stage biopharmaceutical company headquartered in Salt Lake City, Utah. The Company is engaged in developing adult stem cell therapies to treat debilitating diseases of the central nervous system. Q Therapeutics, Inc. was formed October 27, 2005 as a Delaware corporation. The Company’s operating subsidiary, Q Therapeutic Products, Inc. was formed on March 29, 2002 as a Delaware corporation. The Company’s first product candidate, Q-Cells®, is a cell-based therapeutic intended to restore or preserve normal activity of neurons by providing essential support functions that occur in healthy central nervous system tissues. The Company believes that Q-Cells may be applicable to a wide range of central nervous system diseases, including demyelinating conditions such as multiple sclerosis, transverse myelitis, cerebral palsy and stroke; as well as other neurodegenerative diseases and injuries, such as ALS (Lou Gehrig’s disease), spinal cord injury, Parkinson’s disease and Alzheimer’s disease.